Balance Sheet Components (Detail) - USD ($) $ in Thousands	Mar. 31, 2019	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Prepaid expenses and other current assets
Prepaid expenses	$ 12,984	$ 7,183		$ 8,000
Deposits	1,353	904		1,596
Other	791	3,362		6,554
Total prepaid expenses and other current assets	15,128	11,449		16,150
Capitalized contract costs
Capitalized contract costs	2,445,784	2,361,795		0
Accumulated amortization	(1,352,919)	(1,246,020)		0
Capitalized contract costs, net	1,092,865	1,115,775	$ 1,020,408	0
Long-term notes receivables and other assets
RIC receivables, gross	137,884	143,065		114,556
Deferred interest	(29,612)	(34,164)		(36,049)
Security deposits	7,126	6,586		6,427
Investments	6,099	3,865		3,429
Other	299	467		360
Total long-term notes receivables and other assets, net	121,796	119,819	91,436	88,723
Accrued payroll and commissions
Accrued commissions	11,432	28,726		27,485
Accrued payroll	25,849	36,753		30,267
Total accrued payroll and commissions	37,281	65,479		57,752
Accrued expenses and other current liabilities
Accrued interest payable	55,157	28,885		28,737
Current portion of derivative liability	70,137	67,710		25,473
Service warranty accrual	8,825	8,813		0
Current portion of notes payable	8,100	8,100		0
Loss contingencies	2,131	3,131		2,156
Other	14,647	20,076		5,391
Total accrued expenses and other current liabilities	$ 158,997	$ 136,715	$ 84,650	$ 74,321